Shareholder Report, Holdings (Details) - Peerless Option Income Wheel ETF	Sep. 30, 2024
U.S. Treasury Bills - 4.64%, 10/31/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Energy Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VanEck Oil Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VanEck Gold Miners ETF, Expiration: 10/04/2024; Exercise Price: $38.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
iShares MSCI Emerging Markets ETF, Expiration: 10/04/2024; Exercise Price: $45.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
ARK Innovation ETF, Expiration: 10/04/2024; Exercise Price: $45.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
KraneShares CSI China Internet ETF, Expiration: 10/04/2024; Exercise Price: $33.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Energy Select Sector SPDR Fund, Expiration: 10/04/2024; Exercise Price: $87.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
SPDR S&P Regional Banking ETF, Expiration: 10/04/2024; Exercise Price: $53.50
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.90%

[1]	Less than -0.05% of net assets.